Overview and Summary of Significant Accounting Policies - Schedule of Excise Taxes and Certain other Taxes (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Excise Taxes Collected	$ 13.7	$ 13.2	$ 38.0	$ 37.2	$ 48.7	$ 46.6	$ 49.2